Property and Equipment, Net (Details Narrative) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended		93 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013
Property, Plant and Equipment [Abstract]
Depreciation expense	$ 1,783	$ 534	$ 5,241	$ 1,607	$ 5,622	$ 92,596	$ 1,007,176
Loss on impairments of idle equipment	$ 0		$ 0